Shareholder Report, Average Annual Return (Details)	12 Months Ended	49 Months Ended	60 Months Ended	113 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
C000229260
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AltShares Event-Driven ETF
Average Annual Return, Percent	7.01%		7.45%	4.10%
C000216184
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AltShares Merger Arbitrage ETF
Average Annual Return, Percent	8.29%	3.57%
Without Sales Load [Member] | C000229260
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%		7.45%	4.10%
Without Sales Load [Member] | C000216184
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%	3.57%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index $30,180
Average Annual Return, Percent	28.19%		15.80%	12.45%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index $19,767
Average Annual Return, Percent	28.19%	18.23%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $11,570
Average Annual Return, Percent	5.45%		2.12%	1.56%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,114
Average Annual Return, Percent	1.31%		(0.17%)	1.13%
WATER ISLAND INDEX: Water Island Merger Arbitrage USD Hedged Ind
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Water Island Merger Arbitrage USD Hedged Index $12,177
Average Annual Return, Percent	9.23%	4.96%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $10,905
Average Annual Return, Percent	5.45%	2.15%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $9,153
Average Annual Return, Percent	1.31%	(2.15%)